Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
After-tax gains (losses) deferred in AOCI of foreign exchange contracts to be reclassified to earnings over the next 12 months	$ (14)
Foreign Exchange Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	6,700	$ 7,000
Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 4,100	$ 4,300